Tax on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Tax on Income (Details) [Line Items]
Corporate tax rate	23.00%	23.00%
Carry forward tax losses	$ 39,586
Israeli [Member]
Tax on Income (Details) [Line Items]
Carry forward tax losses	$ 13,732